Share capital and share based payments - Additional Information (Details) € / shares in Units, € in Thousands		12 Months Ended
	Jan. 03, 2022 shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Aug. 06, 2021 € / shares	Jul. 22, 2021 € / shares	Jul. 19, 2021 € / shares	Jul. 07, 2021 € / shares	Jun. 04, 2021 € / shares	Sep. 24, 2020 € / shares	Sep. 11, 2020 € / shares	Jul. 13, 2020 € / shares	Jul. 07, 2020 € / shares	Jan. 27, 2020 € / shares	Jan. 15, 2020 € / shares	Oct. 22, 2019 € / shares	Oct. 21, 2019 € / shares	Jul. 17, 2019 € / shares	Jul. 05, 2019 € / shares	Apr. 18, 2019 € / shares	Feb. 08, 2019 € / shares	Dec. 31, 2018 EUR (€) € / shares shares
Disclosure of changes in the share capital
Total equity		€ 107,440	€ 155,976	€ 217,416																		€ 167,119	[1]
Par value per share (in EUR per share) | € / shares		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Total number of shares issued (in shares) | shares		79,556,722	79,000,952	78,825,621																		63,939,586	[1]
Number of own shares | shares		18,575
Expense from share-based payment transactions with employees		€ 2,617	€ 2,475	€ 3,826
Major ordinary share transactions
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares	€ 0.05
AGA Management 2016-1&2
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		0	0	1,351
AGA Employee 2017
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 0	€ 0	€ 152
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		110,500	110,500	110,500
AGAP Management 2017 / AGAP Employees 2017
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 0	€ 0	€ 252
AGA Bonus 2018
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 0	0	190
Percentge of annual variable compensation		50.00%
Percentage of premium increased		30.00%
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ (232)	618	782
AGA Perf Management 2018 / AGA Perf Employees 2018 | Major ordinary share transactions
Disclosure of changes in the share capital
Performance conditions threshold	55.00%
AGA Perf Employees 2018-1 | Major ordinary share transactions
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	103,125
AGA Perf Management 2018-1 | Major ordinary share transactions
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	110,000
AGA 2018-1 Employees
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		0	23	579
AGAP Management 2017-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 71	€ 43	€ 29
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		0	0	0
AGAP Employee 2019 / AGAP Management 2019
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 649	€ 867	€ 152
AGA Bonus 2019-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 0	€ 0	€ 339
Percentge of annual variable compensation		50.00%
Percentage of premium increased		30.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		57,376	57,376	0
AGA Perf Employees 2020-1 / AGA Perf Management 2020
Disclosure of changes in the share capital
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date		€ 100,000
AGAP Employee 2020/AGAP Management 2020
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		1,253	€ 502	€ 0
AGA Bonus 2020-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 0	€ 394	0
Percentge of annual variable compensation		50.00%
Percentage of premium increased		30.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		48,362	0
AGAP Employee 2021/AGAP Management 2021
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 473	€ 0	0
AGA Bonus 2021-1
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees		€ 432	€ 0	€ 0
Percentge of annual variable compensation		50.00%
Percentage of premium increased		50.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		0
BSAAR
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		230,000	1,500	750
Share-based payment transactions with employees, awards, expected term (year)		10 years
Common shares
Disclosure of changes in the share capital
Number of shares outstanding | shares		79,542,627	78,986,490	78,811,114																		63,932,655
Par value per share (in EUR per share) | € / shares		€ 0.05
2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares		€ 0.05
Total number of shares issued (in shares) | shares		6,881
2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares		€ 0.05
Total number of shares issued (in shares) | shares		7,581

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.d for more details on the impact of the transition.